Investment - Schedule of Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investment [Line Items]
Balance at beginning of the year	$ 5,814,162	$ 2,350,046
Addition	4,500,000	3,464,116
Balance at the end of the year	10,314,162	5,814,162
Cobo investments [Member]
Schedule of Investment [Line Items]
Balance at beginning of the year	5,814,162	2,350,046
Addition	2,500,000	3,464,116
Balance at the end of the year	8,314,162	5,814,162
D11 labs investments [Member]
Schedule of Investment [Line Items]
Balance at beginning of the year
Addition	2,000,000
Balance at the end of the year	$ 2,000,000